NOTE 3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Estimated useful lives of property, equipment and leasehold improvements
Useful life
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Over the lease term